March 24, 2005

VIA HAND DELIVERY AND EDGAR

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	JER Investors Trust Inc. Amendment No. 2 to Form S-11
Registration No. 333-122802

Dear Ms. Kim:

On behalf of JER Investors Trust Inc. (the “Company”), a Maryland corporation, we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission (the “Commission”), Amendment No. 2 to the Registration Statement on Form S-11 (Registration No. 333-122802) (as amended, the “Registration Statement”), initially filed with the Commission on February 14, 2005 and amended on February 15, 2005, relating to the initial public offering of shares of common stock, par value $.01 per share (the “Common Stock”), by the Company and the sale by certain stockholders of the Company of shares of Common Stock. In addition, we are responding, on behalf of the Company, to the comments of the staff of the Commission (the “Staff”) set forth in your letter dated March 14, 2004 (the “Comment Letter”).

We advise the Staff that the Company has revisited its assessment of the Re-remic transaction that had been consolidated in the prior stub period financial statements as of September 30, 2004. The Company’s conclusion at the time was that due to voting rights held by the CMBS in the Re-remic, the Re-remic trust did not qualify as a QSPE under SFAS 140. Upon further review, the Company has determined that the voting rights are in many cases inoperable, significantly limited, and are mostly protective in nature. The Company now believes the Re-remic trust to be a QSPE. Additionally, the Company has determined that it would not be the primary beneficiary of any of the trusts pursuant to the fair value approach to compute expected losses and expected residual returns. Accordingly, the trust for the Re-remic transaction is not consolidated for any period in the Company’s December 31, 2004 financial statements.

As the December 31, 2004 financial statements include the stub period information restated to reflect the Company’s latest assessment, the Company has not reissued restated stub period financial statements as they will not be presented in the final filing.

Each of the numbered comments below restates the corresponding numbered comment in the Comment Letter and is immediately followed by the response to such comment. All references to page numbers are to the pages in Amendment No. 2 to the Registration Statement, as filed with the Commission on the date hereof.

General

1.	Supplementally, please provide us with any pictures, graphics or artwork that will be used in the prospectus.

The Company does not intend to use any pictures, graphics or artwork other than the logo appearing on the front and back cover pages of the prospectus included in the Registration Statement.

2.	Please provide the disclosure regarding promoters required by Item 11 of Form S-11, including the information called for by Item 11(d)

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

regarding the names of the promoters and indicate all positions and offices with the registrant now held or intended to be held by each such promoter.

No person or persons served as a “promoter” of the Company or contributed anything of value to or received anything of value from the Company in connection with the Company’s formation. Mr. Joseph E. Robert, Jr. determined to form the Company and, in connection with its formation, contributed $100 to the Company in exchange for 10 shares of Common Stock. In connection with the Company’s private placement of common stock in 2004, the board of directors of the Company authorized the issuance of a stock grant of 335,000 shares to JER Commercial Debt Advisors LLC, the manager of the Company (the “Manager”). Mr. Joseph E. Robert, Jr. and J.E. Robert Company, Inc., of which Mr. Robert is the sole shareholder, are the sole members of the Manager. However, a portion of those shares issued to the Manager may be distributed to the several officers of the Manager some time in the future and were not intended to be issued solely to Mr. Robert. Mr. Robert’s position as chairman, the stock grant to the Manager, and Mr. Robert’s control of the Manager are all disclosed in the prospectus.

3.	Supplementally, please provide us with a detailed analysis of why your current and proposed business and investment strategy has not caused you to be, and will not cause you to become, an “investment company” within the meaning of Section 3 of the Investment Company Act of 1940. For example, if you intend to rely on the exemption set forth in Section 3(c)(5)(C) of that act, your analysis should include a discussion of how you have satisfied and expect to continue to satisfy the requirements for the availability of that exemption established by applicable Commission rules and staff interpretations.

The Company intends to conduct its operations so as to be exempt from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). In this connection, the Company intends to invest more than 55% of its assets in below investment grade commercial mortgage backed securities (“CMBS”), including the most subordinate class of CMBS which is affected first by losses, and other Qualifying Real Estate Assets (as defined below).

Section 3(c)(5)(C) of the 1940 Act exempts from the definition of “investment company,” in relevant part, any issuer primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.

The Staff interprets Section 3(c)(5)(C) to require (i) at least 55% of an issuer’s assets to consist of investments in mortgages and other liens on and interests in real estate (“Qualifying Real Estate Assets”) and (ii) at least 80% of an issuer’s assets to consist of investments in (A) Qualifying Real Estate Assets plus (B) other assets that are not Qualifying Real Estate Assets but which are real estate related assets (“Real Estate Related Assets”).

Qualifying Real Estate Assets. Qualifying Real Estate Assets in their simplest form include real estate and loans (“Mortgage Loans”) secured by real estate with respect to which the issuer holds the right to foreclose without the consent of others or other substantial impediments to foreclosure and where the value of the real estate security for any such loan equals or exceeds the amount of the Mortgage Loan when made (or, with respect to Mortgage Loans that were originated by a third party and subsequently purchased, where the value of the real estate security equals or exceeds the amount of the Mortgage Loan when made, as well as the purchase price of the Mortgage Loan when acquired).

The Staff also has treated certain fractional interests or participations in Mortgage Loans or pools of Mortgage Loans as Qualifying Real Estate Assets. For example, in a 1974 no-action letter, the Staff took the view that a company primarily engaged in the acquisition of mortgage participation interests was excepted from the 1940 Act pursuant to Section 3(c)(5)(C) provided: (i) the interests were created by the fractionalization of whole Mortgage Loans or pools of whole Mortgage Loans which were purchased by the company, (ii) the company retained a continuing percentage ownership interest of at least 10% in each whole Mortgage Loan or pool, (iii) the company alone was the formal, record owner of the Mortgage Loans and (iv) the company had complete supervisory responsibility with respect to the servicing of the Mortgage Loans and had sole discretion to enforce collections and commence foreclosure proceedings.1 In a subsequent no-action letter, the Staff permitted a trust that acquired participation interests in Mortgage Loans to rely on Section 3(c)(5)(C) provided that the Mortgage Loans were fully secured by real property and the interests were sufficient to give the trustee of the trust the right by itself to foreclose, on behalf of the trust, on the underlying Mortgage Loans.2 These letters indicate that a fractional interest in a Mortgage Loan or a pool of Mortgage Loans is a Qualifying Real Estate Asset for purposes of Section 3(c)(5)(C) provided it represents an economic interest in a qualifying Mortgage Loan or pool of Mortgage Loans and it gives the holder of the security the unilateral right to foreclose on the underlying Mortgage Loans.

1See MGIC Mortgage Corp., SEC No-Action Letter, 1974 WL 10243 (Aug. 1, 1974) ("MGIC").

2See Northwestern Ohio Building & Construction Trades Found., SEC No-Action Letter, Fed. Sec. L. Rep. (CCH) ¶ 77,662 (May 21, 1984). The Staff did not require the issuer to have a minimum economic interest in the underlying Mortgage Loans in this letter.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

A CMBS is a Qualifying Real Estate Asset if the terms of the CMBS grant the Company (i) effective control over the workout and foreclosure process with respect to the underlying Mortgage Loans through the right to direct the special servicer of the Mortgage Loans with respect to such processes and/or through the right to replace the special servicer of the Mortgage Loans or (ii) the unilateral right to acquire a Mortgage Loan from the pool and foreclose upon it. Provided that the Company has the funds or financing to acquire a defaulted Mortgage Loan if the special servicer does not follow the Company’s direction to foreclose on the Mortgage Loan, the Company’s effective control over the loan workout process and its right to acquire a defaulted Mortgage Loan, including its attendant foreclosure rights, would give the Company the unilateral right to foreclose on Mortgage Loans underlying the CMBS and the CMBS would be a Qualifying Real Estate Asset.

Real Estate Related Assets. To our knowledge, the Staff has not defined Real Estate Related Assets, but it generally views Real Estate Related Assets much more broadly than Qualifying Real Estate Assets and generally would include assets such as debt and equity securities issued by companies engaged in the real estate business, securities issued by REITs, agency partial pool mortgage certificates and privately issued whole and partial pool mortgage certificates that are not otherwise treated as Qualifying Real Estate Assets. Assets currently owned by the Company and treated by the Company as Real Estate Related Assets for purposes of Section 3(c)(5)(C) include CMBS that do not grant the Company sufficient foreclosure rights to qualify them as Qualifying Real Estate Assets, loans secured by real estate but which do not give the Company a right of foreclosure and mezzanine loans secured by equity interests in a special purpose vehicle the only asset of which is real estate. In our view, these types of assets are Real Estate Related Assets for purposes of Section 3(c)(5)(C).

As of March 15, 2005, the Company had made total investments of $225,339,540. Based on the foregoing analysis, the Company had invested $130,415,415 (58%) of this amount in CMBS that are Qualifying Real Estate Assets for purposes of Section 3(c)(5)(C) because such CMBS give the Company the right to foreclose on the underlying Mortgage Loans. The remaining 42% of the Company’s assets were invested in Real Estate Related Assets of the type describe above. Accordingly, as of March 15, 2005, the Company was exempt from registration and regulation under the 1940 Act by Section 3(c)(5)(C). The Company is aware of the requirements of Section 3(c)(5)(C) and intends to manage its operations such that it continues to satisfy the requirements of Section 3(c)(5)(C) and, to this end, has implemented procedures designed to ensure continuing compliance with such requirements.

4.	We note that you plan to issue collateralized debt obligations. Please tell us whether you intend to register the offering of these securities or tell us the exemption from registration on which you intend to rely.

The Company does not intend to register the offering of these securities and intends generally to rely on the exemptions provided by Rule 144A and Regulation S of the Securities Act of 1933, as amended (the “Securities Act”).

5.	We note that you have listed JER TRS Holding Company, Inc. as a subsidiary in Exhibit 21.1, and on page 99 you discuss affiliated partnerships. Please revise as appropriate to discuss the role that your taxable REIT subsidiary and any operating partnerships or other subsidiaries will serve in your operations.

The Company formed JER TRS Holding Company, Inc. (the “Subsidiary”) as a taxable subsidiary because it gives the Company flexibility to hold certain assets or engage in certain activities that the Company, as a REIT, cannot hold or in which it cannot engage directly. To date, the Subsidiary has been a shell entity and has no assets. To date, the Company also has not formed any partnerships with third parties or subsidiaries. The disclosure on page 62 of the prospectus has been revised to disclose the above information.

Prospectus Cover Page

6.	We note the disclosure regarding your intention to apply to list the shares on the NYSE. Please refer to the note to Item 202 of Regulation S-K and advise or revise.

The Company has received a letter from the New York Stock Exchange indicating that it has been cleared to file an original listing application and has been working with the New York Stock Exchange (the “NYSE”) in this regard. As a result, the Company has a reasonable basis to believe it will meet the requirements for listing on the NYSE.

7.	Please disclose that you intend to elect REIT status for the year ended December 31, 2004, as stated on page 86.

The disclosure on the cover page of the prospectus has been revised in response to the Staff’s comment.

8.	Please disclose the name of your manager, rather than describing the entity as “an affiliate of J.E. Robert Company, Inc.”

The disclosure on the cover page of the prospectus has been revised in response to the Staff’s comment.

Prospectus Summary, page 1

9.	Throughout the prospectus you use the term “JER” to refer to “J.E. Robert Company, Inc.” Since your company name and the name of

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

your manager include the term “JER,” this may be confusing to an investor. Please revise throughout the prospectus to clearly delineate between the company, your manager and J.E. Robert Company, Inc.

The disclosure throughout the prospectus has been revised in response to the Staff’s comment.

10.	Please relocate the summary risk factors so that they appear immediately after the discussion of your competitive strengths.

The summary risk factors have been relocated in response to the Staff’s comment.

11.	Please revise to include an organizational chart.

We note the Staff’s comment. However, we believe that disclosure of an organizational chart of the Company would not be helpful to investors because the Company has only one subsidiary, which is a shell subsidiary that holds no assets. The organizational chart would look as follows:

12.	Please revise to describe the compensation and benefits to be received, directly or indirectly, by affiliated persons. Refer to Item 3(b)(4) of Form S-11.

Disclosure of the fees payable to the Manager is on page 5. In addition, a sentence has been added on page 5 stating the

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

management fees earned by the Manager as of December 31, 2004 and the expenses reimbursed. No other affiliates will receive compensation or benefits other than director compensation, which is disclosed on pages 74-75 of the prospectus.

13.	The disclosure in the paragraph preceding this section suggests that you currently do not employ match-funded financing structures in your business. Consequently, please remove “Match-Funded Financing Discipline” from your “Competitive Strengths.” Your intention to match-fund in the future is currently a business and financing strategy rather than a competitive strength.

The disclosure on page 2 of the prospectus has been revised in response to the Staff’s comment.

Targeted Investments, page 2

14.	We refer to your reference to the Commercial Mortgage Alert data. If the demographic and market data, including that referred to in this paragraph, upon which you rely has been widely disseminated in non-subscription publications or publications of general circulation like newspapers and magazine, please provide us with copies of the relevant portions of the publications that include the information consistent with the statements in the prospectus. Alternatively, if such information is only available to customers or subscribers of the provider, please file a consent from the provider for the use of its name and the information attributed to it.

The Commercial Mortgage Alert data was obtained from Commercial Mortgage Alert’s website, which is available to the general public at www.cmalert.com.

15.	Please delete your disclosure regarding the estimated yields on your net leased real estate and the estimated spreads on your loan investments or provide appropriate support for these projections.

The disclosure of estimated yields and spreads on pages 4 and 50-52 of the prospectus has been deleted in response to the Staff’s comment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Management Agreement, page 4

16.	The calculation of the incentive fee may be difficult for an investor to understand. In addition to your disclosure of the fee formula, please provide a brief description of the circumstances in which the formula will result in the payment of the incentive fee. Disclose the amounts payable after this offering.

The disclosure on page 5 of the prospectus has been revised in response to the Staff’s comment. The Company has added an example of the method for calculation of the incentive fee that demonstrates the circumstances in which the formula will result in the payment of the incentive fee. No amounts are payable in connection with this offering.

Summary Risk Factors, page 6

17.	Please include a bullet point discussing the conflicts of interest created by the manager’s compensation structure.

A bullet risk factor has been added on page 2 in response to the Staff’s comment.

Risk Factors, page 10

18.	Please clarify that all material risks are discussed in the “Risk Factors” section. In this regard, we note that the introductory paragraph which provides that investors should consider the information set forth below in addition to the information set forth elsewhere in the prospectus.

The disclosure on page 10 of the prospectus has been revised in response to the Staff’s comment.

19.	Please include a risk factor regarding the limitations of rating agency ratings, including the risk that such ratings may be lowered or withdrawn.

A new risk factor has been added on page 21 of the prospectus in response to the Staff’s comment.

20.	Please include a risk factor that discusses your manager’s discretion in the use of the repurchase agreements to be paid down with the proceeds from the offering to acquire unspecified assets. Include disclosure of the increased uncertainty and risk to investors since they are unable to evaluate the particular assets to be acquired prior to investment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

A new risk factor has been added on page 31 in response to the Staff’s comment. We have also added a risk factor bullet in the summary on page 3 of the prospectus.

21.	Please include a risk factor with respect to your current losses. Refer to Item 503(c)(2) of Regulation S-K.

A new risk factor has been added on page 13 of the prospectus in response to the Staff’s comment.

22.	Please revise to discuss the risks of net lease property.

A new risk factor has been added on page 20 of the prospectus in response to the Staff’s comment.

23.	Please describe the risk that after this offering, Mr. J.E. Robert will have significant control over your company as a major stockholder, as advisor, and as Chairman of the Board.

A new risk factor has been added on page 12 of the prospectus to respond to the Staff’s comment.

There are conflicts of interest in our relationship with JER and our manager, which could result in decisions that are not in the best interests of our stockholders, page 10

24.	We note that you discuss several conflicts and associated risks under the same heading. Please revise to present each risk under a separate heading that briefly describes the nature of the risk.

The disclosure on pages 10-12 of the prospectus has been revised in response to the Staff’s comment.

25.	We refer to your disclosure that the manager will be paid substantial fees regardless of performance. Please disclose that management fees of $1.1 million were paid for the period ending September 31, 2004 and that you experienced a net loss of $6.1 million during the same period.

Disclosure on page 10 has been added in response to the Staff’s comment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

26.	We note your disclosure regarding the potential of the incentive fee formula to lead the manager to place undue emphasis of the maximization of FFO. Please supplementally advise us whether the incentive fee formula also provides an incentive to the manager to recommend stock offerings at times when the FFO yield is above historical levels or to pay dividends in excess of earnings and profits.

The circumstances under which the incentive fee formula would provide an incentive to the Manager to recommend stock offerings at times when Funds from Operations yield is above historical levels is limited since incentive fees are only earned if Funds from Operations exceeds a pre-determined minimum threshold return (i.e., greater of (a) 2.25% or (b) 87.5 basis points above one fourth the ten year treasury yield, as calculated on a quarterly basis) based on the actual offering prices of equity capital. Therefore, overall, we believe that the Manager will not be incentivized to recommend stock offerings unless the Company successfully generates Funds from Operations above the pre-determined minimum threshold return on any new equity capital raised.

We do not believe that the incentive fee formula provides an incentive to the Manager to pay dividends in excess of earnings and profits since the incentive fee is based on Funds from Operations and not dividend yield. Funds from Operations and dividend yield are not the same calculation. Simply paying out higher dividends has no impact on the incentive fee calculation.

27.	Please expand the disclosure to include the fact that you will indemnify the manager and its officers and directors with respect to their liability for expenses, losses, damages, liabilities, and claims arising from acts of the manager not constituting bad faith, willful misconduct, gross negligence or reckless disregard of duties performed pursuant to the management agreement.

The disclosure on page 10 of the prospectus has been revised in response to the Staff’s comment.

28.	We note that the underwriter, FBR, currently owns 7.7% of your common stock, was the initial purchaser and placement agent for your private placement, and has two seats on the board. Please discuss the conflict in the performance of the underwriter’s due diligence inquiries under the Securities Act.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

We supplementally advise the Staff that the underwriters have advised the Company that they do not believe that FBR’s ownership of the Company’s Common Stock adversely affects their ability to perform a thorough due diligence investigation in furtherance of their duties as underwriters. The underwriter has advised the Company that the underwriter is subject to liability under Sections 11 and 12 of the Securities Act, and therefore the has conducted the same level of due diligence it would have conducted with respect to any similar transaction for which it acts as underwriter. Consequently, the Company does not believe that any additional disclosure is required with respect to the underwriters’ due diligence activities.

We respectfully note for the Staff that FBR does not have two seats on the board of directors of the Company. The two board members of the Company that also sit on the board of the parent company of FBR were chosen by the Company independently with no input from FBR.

We expect to incur significant debt to finance our investments, which may subject us to increased risk of loss and reduce cash available for distributions to our stockholders, page 12

29.	Please quantify your current amount of indebtedness.

The current amount of indebtedness has been added on page 13 of the prospectus in response to the Staff’s comment.

Interest rate fluctuations could reduce our ability to generate income on our investments and may cause losses, page 13

30.	Please quantify the percentage of your assets that have fixed rate terms and the percentage of your indebtedness that has fixed rate terms.

Disclosure has been added on page 14 of the prospectus in response to the Staff’s comment.

31.	If appropriate, please disclose whether increasing interest rates may have an effect on borrower default rates.

The disclosure on page 14 of the prospectus has been revised in response to the Staff’s comment.

The mortgage loans in which we invest and the mortgage loans underlying the mortgage backed securities in which we invest will be subject to delinquency, foreclosure and loss, which could result in losses to us, page 16

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

32.	Please revise to include your most recent delinquency and credit loss data.

The disclosure on page 18 of the prospectus has been revised in response to the Staff’s comment.

Our investments in subordinated mortgage backed securities could subject us to increased risk of losses, page 17

33.	Please revise to disclose the percentage of your current portfolio that is subordinated MBS. Please provide equivalent disclosure in your subsequent risk factors for mezzanine loans, B-Notes, bridge loans, preferred equity investments, REIT debt securities, non-U.S. dollar denominated securities and non-conforming and non-investment grade loans.

We have added a sentence on page 18 that discloses the percentage of the Company’s portfolio as of December 31, 2004 and March 15, 2005 that is subordinated MBS. We have also added two sentences on pages 18-19 that disclose the percentage of the Company’s portfolio as of December 31, 2004 and March 15, 2005 that consists of mezzanine loans and B-Notes. We note that the Company had no other assets in its portfolio as of such dates.

Maintenance of our exemption from the requirements of the Investment Company Act imposes limits on our operations, page 23

34.	Please disclose whether you intend to obtain a legal opinion in connection with the acquisition of assets for which there is “uncertainty” with respect to Investment Company Act treatment.

Disclosure has been added on page 25 of the prospectus to reflect that the Company will obtain legal advice but not a legal opinion for each acquisition in response to the Staff’s comment.

The stock ownership limit imposed by the Internal Revenue Code for REITs and our charter may restrict our business combination opportunities, page 25

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

35.	The definition of “person” in your charter appears to be more restrictive than the requirements of the 5-50 rule. Please revise to disclose that your ownership limitations are more restrictive than is necessary to comply with the Internal Revenue Code REIT requirements.

The disclosure on page 27 of the prospectus has been revised in response to the Staff’s comment.

Risks Related to this Offering

The market price and trading volume of our common stock may be volatile following this offering, page 28

36.	Please revise to describe each specific risk separately, rather than listing them in a bullet format. Refer to Item 503(c) of Regulation S-K. We note that the third, fifth, sixth, seventh and ninth bullets are already discussed under separate headings on pages 10 and 28-30. Further, the remaining bullets appear to be generic risk factors.

The bullets under this risk factor have been deleted because they were each either already discussed under separate risk factors or generic risks, as the Staff noted.

Future sales of our common stock may depress the price of our shares, page 29

37.	For ease of investor understanding, please revise to include a table at the beginning of your disclosure, here and on page 81, showing the dates when all of your common shares outstanding immediately prior to the offering may be resold following the completion of the offering. For example, the table should further classify the outstanding shares based on the first date on which those shares may be resold into the market once any applicable lockup restrictions have lapsed, either because those shares have been or will be registered for resale under the Securities Act or have become or will become eligible for resale under Rule 144 or any other applicable resale exemptions.

The disclosure on pages 31 and 87 of the prospectus has been revised in response to the Staff’s comment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

We have not established a minimum distribution payment level and we cannot assure you of our ability to make distributions in the future, page 29

38.	Please revise, here and on pages 34 and 100, to clarify how your distributions may include a return of capital.

The disclosure on pages 31, 36 and 106 of the prospectus has been revised in response to the Staff’s comment.

Use of Proceeds, page 32

39.	Please disclose that you will use all the net proceeds from this offering to repay outstanding indebtedness under your master repurchase agreements. Please disclose how you used the funds borrowed under your repurchase agreement that are to be repaid with the proceeds of this offering. Refer to Item 504 of Regulation S-K. In addition, please briefly describe the purposes for which you borrow funds under these repurchase agreements.

The disclosure on page 34 of the prospectus has been revised in response to the Staff’s comment.

Dilution, page 35

40.	Please revise to clarify that you are discussing the underwriter’s overallotment option in the last paragraph.

The disclosure on page 37 of the prospectus has been revised in response to the Staff’s comment.

Management’s Discussion and analysis of Financial Condition and Results of Operations, page 37

41.	The “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section should present an analysis of the company’s business as seen through the eyes of management, including known trends, demands and commitments that may impact future financial condition or operating performance. Please expand your introductory disclosure to provide an analysis of these issues and other items which management believes may have a material impact on your future financial condition or operating performance. For example, please discuss the anticipated impact of the current interest rate environment, increasing competition and any other material trends. For additional guidance, refer to Commission Release No. 33-8350 (Dec. 19, 2003).

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

The disclosure on page 39 of the prospectus has been revised in response to the Staff’s comment.

42.	In the introduction to this section, please disclose management’s expectation regarding the relative importance of residential mortgages to your future business.

The disclosure on page 39 of the prospectus has been revised in response to the Staff’s comment.

Results of Operations, page 39

43.	Reference is made to your discussion of net loss and net loss per share adjusted to exclude stock-based compensation expense. Please advise us how your presentation of this non-GAAP information complies with the disclosure requirements in Item 10(e) of Regulation S-K.

The disclosure on page 42 of the prospectus has been revised to state the reasons why management believes the presentation of the non-GAAP information is useful to investors and also provides a reconciliation to GAAP disclosure.

Liquidity and Capital Resources, page 40

44.	Please revise to quantify and describe any financial or restrictive covenants under your debt obligations.

The disclosure on page 44 of the prospectus has been revised in response to the Staff’s comment.

45.	Explain how you considered the requirements of Item 303 of Regulation S-K to provide tabular disclosure of your contractual obligations in your MD&A.

We believe that the information provided in the table on page 43 discloses all the information required by Item 303 of S-K.

46.	Upon updating your financial statements, please disclose the amount at risk with each counterparty under the outstanding repurchase agreements and all other relevant information as applicable. Reference is made to Rule 4-08(m) of Regulation S-X.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

The amount at risk with each counterparty is disclosed as of December 31, 2004 and as of March 15, 2005 in the table on page 43 of the prospectus.

Quantitative and Qualitative Disclosures About Market Risk, page 41

47.	Please disclose whether you intend to use derivatives for purposes other than interest rate management. Refer to Item 305 of Regulation S-K.

The disclosure on page 45 of the prospectus has been revised in response to the Staff’s comment.

48.	Please disclose what financial instruments, if any, you currently use to limit the effects of fluctuations in interest rates on your operations. For example, on page 51, you state that you have entered into interest swap agreements.

The disclosure on pages 45-46 of the prospectus has been revised in response to the Staff’s comment. The Company does not currently use any financial instruments, other than the disclosed swap agreements, to limit the effects of fluctuations in interest rates on its operations.

Our Company, page 44

49.	Please disclose your website, if any. Refer to Item 101(e)(3) of Regulation S-K.

The Company is working on developing a website and will disclose the web address when the website is operational.

50.	Please revise to limit the disclosure regarding your manager’s prior achievement, here and on page 59. We note that the operating history of JER Investors Trust is limited and describing the history and achievements of your manager in the prospectus may confuse investors. Further, please balance your disclosure of your manager’s achievements so that investors may understand how your asset mix and portfolio size may be different.

The disclosure on pages 47 and 63 of the prospectus has been revised to limit the description of the history and achievements of the Manager in response to the Staff’s comment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Our Investment Strategy, page 44

51.	Where you discuss the financing of your investments, please make sure the disclosure clearly delineates between your current financing arrangements and your proposed financing strategy. For example, your statement that you “finance [your] investments with both short-term warehouse facilities and match-funded financing structures” does not appear to reflect your current arrangements.

The disclosure on page 47 and throughout the prospectus has been revised in response to the Staff’s comment.

52.	Please expand on your reference to the manager’s “significant business relationships.” In particular, please describe the nature of these relationships and how they will benefit your business.

The disclosure on page 48 of the prospectus has been revised in response to the Staff’s comment.

53.	Please revise to state whether your policy is to acquire assets primarily for possible capital gain or primarily for income. Refer to Instruction 5 to Item 13(a) of Form S-11. We note that you currently disclose both objectives.

The disclosure on page 47 of the prospectus has been revised in response to the Staff’s comment.

Targeted Investments, page 46

54.	Please disclose the percentage of your current portfolio represented by each of these products.

We have added a table on page 49 that discloses the percentage of the Company’s current portfolio represented by each of their targeted investment products.

55.	For each targeted investment, describe the types of real property that will serve as the underlying collateral and the types of borrower to whom you will provide loans or in whom you will invest.

The disclosure on page 49 of the prospectus has been revised in response to the Staff’s comment. The disclosure was added in the general “Targeted Investments” section before the specific sections describing each

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

category of targeted investment because the Company believes the same types of real property will serve as the underlying collateral for each category of targeted investment and that the Company will provide loans to the same types of borrower for each category of targeted investment.

56.	Please also discuss your plans to invest in non-U.S. denominated securities.

The disclosure on page 49 of the prospectus has been revised in response to the Staff’s comment.

57.	Please include a description of each type of mortgage activity in which you intend to engage, including originating, servicing and warehousing of mortgages. Refer to Instruction 2 to Item 13(b) of Form S-1l.

The disclosure on page 49 of the prospectus has been revised in response to the Staff’s comment.

B-Notes, page 47

58.	Please provide additional disclosure regarding how investments in B-notes are generated from your banking relationships.

The disclosure on page 51 of the prospectus has been revised in response to the Staff’s comment.

Our Investments, page 49

59.	Please include a brief description of the seller’s of the securities in your current portfolio.

The disclosure on page 52 of the prospectus has been revised in response to the Staff’s comment.

60.	Please include a footnote describing the calculation of estimated fair value.

The disclosure on page 52 of the prospectus has been revised in response to the Staff’s comment.

61.	Please provide additional detail in footnote 1 on the calculation of “term.” In particular, please explain how “expected life in years” is calculated and how losses adjust this figure.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

The footnote on page 52 of the prospectus has been revised in response to the Staff’s comment.

62.	We note that you have disclosed the detail of your investment portfolio net of any CMBS held by trusts that are required to be consolidated. Please explain how you considered the requirements of Item 10(e) of Regulation S-K in preparing your disclosure.

We have updated the filing to include audited financial statements for the period ended December 31, 2004. In preparing the financial statements, the Company included the results of its recent CMBS acquisitions. During the fourth quarter 2004, the Company invested in the non-rated and other non-investment grade bonds in three newly issued CMBS conduit deals sponsored by three different major investment banking firms. Each of the deals were structured similarly and have consistent terms and governing legal documents. The Company has concluded that the appropriate accounting for such investments is the guidance set forth in EITF 99-20.

The Company spent considerable time working through the relevant provisions of FIN 46R and SFAS 140 in reaching its conclusions related to the accounting for these investments. FIN 46R indicates that entities that qualify as QSPE’s under SFAS 140 are scoped out and need not be consolidated. While cognizant that most issuers and other investors in similar transactions have concluded that the issuing trusts for CMBS transactions are QSPE’s, the Company critically evaluated that conclusion. The Company believes that the governing pooling and servicing agreements related to its investments are consistent with industry standard documents used in CMBS transactions. Through the Company’s analysis, the Company believes that there are some minor technical conflicts between SFAS 140 (and the related interpretations) and the standard CMBS documents. As a result of these conflicts, the potential amendments to SFAS 140 and potential factors outside of the Company’s control that could impact the qualification of the underlying trusts on ongoing basis, the Company concluded that it was necessary to further assess the CMBS under FIN 46R as if they were not QSPE’s. That analysis was performed following the fair value approach in FIN 46R, and set forth potential scenarios that included ranges of potential defaults on the underlying mortgages as well as changes in their fair value due to interest rate changes. The analysis demonstrates that the Company is not the primary beneficiary and thus need not consolidate the investments.

In performing the analysis, the Company also revisited its assessment of the Re-REMIC transaction that had been consolidated as of September 30, 2004. The Company’s conclusion at the time was that the Re-REMIC trust

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

was not a QSPE due to the existence of voting rights, albeit very limited and mostly protective in nature. As of December 31, 2004, however, the Company subjected that Re-REMIC to the FIN 46R analysis consistent with that described above and has determined that the Company would not be the primary beneficiary of the VIE. The Company has therefore not consolidated the Re-REMIC in its financial statements as of December 31, 2004.

Capital and Leverage Policies, page 50

63.	Please disclose additional detail on the interest rate swap agreements disclosed in the last paragraph.

The disclosure on page 54 of the prospectus has been revised in response to the Staff’s comment.

Credit and Interest Rate Management, page 51

64.	Please briefly describe the staff responsible for implementing and monitoring your interest rate risk management program and the executive officer, if any, responsible for overseeing it.

The disclosure on page 54 of the prospectus has been revised in response to the Staff’s comment.

Investment Process, page 51

65.	Please disclose examples of investment sources where JER has a strategic advantage or a direct relationship with the counterparty. If applicable, please illustrate how these relationships assisted in acquiring investments in your current portfolio.

We have revised the disclosure on pages 55-56 of the prospectus in response to the Staff’s comment.

66.	Please disclose whether CMBS investments included in the current portfolio were acquired other than via a bid format. Please supplementally provide support for your statement that JER has historically been able to negotiate certain CMBS acquisitions. Include data that indicates the relative percentage of negotiated CMBS acquisitions to bid format acquisitions.

The disclosure on pages 55-56 of the prospectus has been revised in response to the Staff’s comment.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

67.	Please disclose the number of full-time staff that will be utilized to conduct due diligence on your investments and, in the Asset Management subsection on page 54, to provide asset management services.

The disclosure on pages 56 and 58 of the prospectus has been revised in response to the Staff’s comment.

68.	Please disclose whether you intend to obtain REIT or Investment Company Act legal opinions in connection with your investments.

Disclosure has been added on page 57 of the prospectus to reflect that the Company will obtain legal advice but does not intend to receive a legal opinion for each acquisition in response to the Staff’s comment.

69.	Please discuss the JER Fund III partnership agreement and the effect on your investment process.

The disclosure on page 57 of the prospectus has been revised in response to the Staff’s comment.

Our Manager and the Management Agreement, page 59

Officers of Our Manager, page 59

70.	Please provide the employment background for Ms. Doescher for the years 2000 to 2002. Refer to Item 401 of Regulation S-K.

We supplementally advise the Staff that Ms. Doescher was a stay-at-home mother from 2000-2002. Because this did not add to Ms. Doescher’s business experience, we did not disclose Ms. Doescher’s occupation during that period.

Management Services, page 61

71.	We note that the fourth bullet states that the manager is responsible for making all decisions concerning the evaluation, purchase, negotiation, structuring, monitoring, and disposition of our investments. Please revise to clarify the role of your board and management in these decisions.

The disclosure on page 65 of the prospectus has been revised in response to the Staff’s comment. The board of directors has determined not to adopt a bright line test for investments to be reviewed that may be too limiting or too inclusive in many cases.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Management Fees and Incentive Compensation, page 62

72.	We refer to the first sentence of your disclosure regarding the reimbursement of expenses. Please provide additional detail regarding services for which the manager will be reimbursed. The standard for reimbursement of expenses in the current disclosure is whether you would have to contract with a third party to perform the services in question. However, a substantial amount of the services listed on page 61 as services to be provided under the management agreement are arguably services that would otherwise require you to hire a third party, especially since you have no employees. Please provide more specific disclosure so that an investor will better understand what services are provided by the manager pursuant to the management agreement in return for the compensation specified therein, and what services will be subject to separate reimbursement.

The disclosure on pages 68-69 of the prospectus has been revised in response to the Staff’s comment.

73.	Please expand your disclosure regarding incentive compensation. Based solely on a review of the formula, it may be difficult for an investor to clearly understand how the incentive compensation provisions will actually work. Please provide a description of the operating conditions (such as changes in FFO, stock price and payment of dividends) that would be most likely to impact the payment of incentive compensation. Please consider providing examples.

The disclosure on page 68 of the prospectus has been revised in response to the Staff’s comment.

74.	Please revise to include any fees to be paid in connection with this offering and fees to be paid upon termination or liquidation.

We refer the Staff to the disclosure on page 66 regarding termination fees. There are no fees to be paid in connection with this offering.

Certain Relationships and Related Transactions, page 73

75.	Please describe the Rule 144A and Rule 506 transactions separately.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

We advise the Staff that the Rule 144A and Rule 506 transactions, as well as a Regulation S transaction, were part of a single private placement by the Company of shares of its Common Stock, which all closed simultaneously. The offers and sales made to Qualified Institutional Buyers were made pursuant to Rule 144A of the Securities Act and the offers and sales made to individual investors were made in reliance on Rule 506 of the Securities Act. The Company also sold shares to persons outside the United States pursuant to Regulation S. The Company entered into a single purchase/placement agreement with FBR in connection with such sales. We have defined these simultaneous transactions as the “private placement” in the prospectus.

Selling Stockholders, page 75

76.	We note you have not identified all of your selling stockholders. With regard to any selling stockholders who are non-natural persons, please identify all selling shareholders who are registered broker-dealers or affiliates of broker-dealers. Additionally, tell us if the broker-dealer received the securities as underwriting compensation. Please note that a registration statement registering the resale of shares being offered by broker-dealers must identify the broker-dealers as underwriters if the shares were not issued as underwriting compensation.

The Company has delivered notices to its stockholders regarding the filing of the Registration Statement but has not yet determined the investors that may wish to be included as selling stockholders in the prospectus. We will update the prospectus as requested in a subsequent amendment.

77.	If any selling shareholders are affiliates of broker-dealers, please provide an analysis supporting your position that the resale of securities by affiliates of broker-dealers is not an indirect primary offering. Your analysis should address the following points:

•	how long the selling shareholders have held the securities,

•	the circumstances under which the selling shareholders received the securities,

•	the selling shareholders’ relationship to the issuer,

•	the amount of securities involved,

•	whether the sellers are in the business of underwriting securities, and

•	whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Assuming the resale of securities by affiliates of broker-dealers is not an indirect primary offering, you must clearly state in your prospectus:

•	the seller purchased in the ordinary course of business and

•	at the time of the purchase of the securities to be resold the seller had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

We refer the Staff to the response to Comment No. 76 above.

78.	Please revise to describe how the selling stockholders acquired their securities.

We have added disclosure on page 80 to describe how the selling stockholders acquired their securities in response to the Staff’s comment.

79.	Please identify, by footnote, the natural person who controls each of the entities that will be listed in the selling stockholder table. If any of the entities listed are public entities, majority-owned subsidiaries of public entities or investment companies, please disclose this by way of footnote.

We refer the Staff to the response to Comment No. 76 above.

Description of Capital Stock, page 76

80.	Please supplementally advise us if you are aware of trades of your common stock on the PORTAL Market.

There has been trading of the Company’s Common Stock, and such trades have been reported via the PORTAL Market.

81.	Please disclose your number of shareholders. Refer to Item 201(b) of Regulation S-K.

The disclosure on page 81 of the prospectus has been revised in response to the Staff’s comment.

Common Stock, page 76

82.	We note that you state that all shares offered by this prospectus will be duly authorized, fully paid and non-assessable. Since this is a legal conclusion, you do not appear qualified to render such opinion. If based on an opinion of counsel, please revise to so state.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

The disclosure on page 81 has been revised in response to the Staff’s comment.

Dividend Reinvestment Plan, page 72

83.	Please revise, here and in the Underwriting section, to describe any current plans to implement a dividend reinvestment plan.

The Company has no current plans to implement a dividend reinvestment plan.

Important Provisions of Maryland Law and of Our Charter and By-Laws, page 83

Advance Notice of Director Nominations and New Business, page 85

84.	Please summarize the advance notice procedures of your by-laws.

The disclosure on pages 90-91 of the prospectus has been revised in response to the Staff’s comment.

Anti-takeover Effect of Certain Provisions of Maryland Law and of Our Charter and By-Laws, page 85

85.	Please reference the potential anti-takeover effects of the advance notice provisions and of your definition of “person” in Section 7.01 of the charter with respect to the ownership limitation.

The disclosure on page 91 of the prospectus has been revised in response to the Staff’s comment.

Federal Income Tax Considerations, page 86

Taxation of JER Investors Trust, page 86

86.	Please supplementally advise us when you anticipate making a REIT election for the year ended December 31, 2004, or revise.

The Company expects to file its 2004 federal income tax return by September 15, 2005, at which time it anticipates making a REIT election for the year ended December 31, 2004.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

87.	We note that you state that you “expect” to receive a tax opinion. Please confirm that you will file the opinions prior to effectiveness and revise the disclosure. Further, please limit counsel’s reliance on assumptions and representations to factual matters.

We confirm that we will file our Exhibit 8.1 opinion prior to effectiveness and that the reference to the tax opinion on page 93 of the prospectus will be changed to past tense at that time. We have supplementally provided the Staff with a draft of the Exhibit 8.1 opinion, which is attached Annex B. In addition, the disclosure on page 93 regarding counsel’s reliance on assumptions and representations has been revised in response to the Staff’s comment.

Underwriting, page 108

88.	We note that the underwriter has reserved shares for sale directly to your directors, employees and other persons. Supplementally, describe the mechanics of how and when these shares are offered and sold to investors in this directed share program. For example, tell us how you will determine the prospective recipients and number of reserved shares. Tell us how and when you and the underwriters notified the directed share investors, including the types of communication used. Disclose whether the underwriters or the company are using electronic communications or procedures, such as e-mail. Provide us with any materials given to potential purchasers.

Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when the underwriter or the company receives communications or funds. In this regard describe the process for confirmation and settlement of sales to directed share purchasers. Are directed share purchasers required to establish accounts before the effective time, and if so, what if any funds are put in newly established brokerage accounts before the effective date? What relationship, if any, do any funds deposited into new accounts have to the expected price for the shares being allocated to the directed share purchaser? How do the procedures for the directed share program differ from the procedures for the general offering to the public?

We note the Staff’s comment and will provide the Staff with the requested information upon filing a subsequent amendment to the Registration Statement after we determine the specific mechanics.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

89.	Please include a description of the prior relationship between you and the underwriter. Refer to Item 508(a) of Regulation S-K. In addition, please describe any rights to nominate or designate members of the board of directors. Refer to Item 508(f) of Regulation S-K. We note that two of your directors are affiliated with the underwriter.

The disclosure on page 117 of the prospectus has been revised in response to the Staff’s comment. No entity has any special rights to nominate or designate members of the Company’s board of directors. The two board members of the Company that also sit on FBR’s board of directors were chosen by the Company independently with no input from FBR.

Financial Statements

General

90.	Update your financial statements pursuant to 3-12 of Regulation S-X.

The financial statements have been updated in response to the Staff’s comment.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm, page F-1

91.	We note that the Report of Independent Auditors does not indicate the city and state where the report was issued. Please have the independent accountants revise their report accordingly. We refer you to Rule 2-02 of Regulation S-X.

The Report of Independent Auditors indicates the city and state where the report was issued.

Consolidated Statement of Earnings, page F-3

92.	We note your presentation of non-cash stock compensation as a single line item within your consolidated statement of earnings and believe that this information would be most appropriately classified in the income statement line item to which it relates. However, if you choose to continue show this amount as a separate line, please revise to parenthetically note the amount of the equity-related charge being excluded from the appropriate line item to provide transparency.

The Company has segregated the stock compensation because the Company believes it is more transparent disclosure for the reader. In response

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

to the Staff’s comment, disclosure has been included in footnote 11 to indicate that the amount would have otherwise been included in general and administrative expense.

Summary of Significant Accounting Policies

Revenue Recognition, page F-7

93.	Advise us supplementally and consider expanding your disclosure as necessary to clarify why you account for the recognition of interest income on CMBS held-to-maturity investments under SFAS 91 and CMBS available-for-sale investments under EITF 99-20.

The reference to SFAS 91 has been eliminated. All interest income related to CMBS in the financial statements in the period ended December 31, 2004 is accounted for by EITF 99-20.

Derivative Activities, page F-8

94.	We note that you entered into derivative agreements subsequent to September 30, 2004. Tell us if you considered expanding your derivative accounting policy to include the Company’s policy for accounting for fair value and cash flow hedges. Additionally, tell us if you considered expanding your policy to include your method for determining the fair value of derivative instruments.

We have included additional disclosure on derivatives in the financial statements for the period ended December 31, 2004 on page F-13.

Bonds Payable, page F-11

95.	Please disclose the principal payments of your bonds payable for each of the five succeeding years from the date of the latest balance sheet presented or advise us. Reference is made to Rule 5-02 of Regulation S-X and SFAS 47. In addition, consider including expanded disclosure regarding the interest rates, maturities and priorities of these bonds.

All disclosure related to bonds payable has been eliminated in the financial statements for the period ended December 31, 2004. Bonds payable was included in the financial statements for the period ended September 30, 2004 due to the Re-REMIC trust that was initially consolidated in the Company’s financial statements.

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

Stock Option and Incentive Award Plan, page F-12

96.	Given that there was additional performance criteria that must be met by your manager and non-officer directors in order for the shares granted to become non-forfeitable, explain how you determined that it was appropriate to recognize the entire expense amount on the date of grant.

We note the Staff’s comment and respectfully submit that the non-officer directors’ grant expense was not fully recognized. $112,450 was recognized, which represents the portion of the grant that vested immediately, plus the current year amortization of the remaining portion of the grant that will fully vest within the year.

Pursuant to the Registration Rights Agreement between the Company and Friedman, Billings, Ramsey & Co., Inc., one-half of the shares granted to the Manager are subject to a risk of forfeiture if the Company does not file a registration statement with the Commission for resale by March 4, 2005. At September 30, 2004 and December 31, 2004 we concluded that it was probable that a registration statement would be filed within the required timeline. The required filing with the Commission was completed during prior to March 4, 2005 therefore the Company has accrued the total amount of the stock award due to the Manager ($5,025,000) during the period ending December 31, 2004. The amount of expense was calculated based on the price per share of common stock sold in the private placement.

97.	In a supplemental response, explain how you determined the value of the stock that was granted to your manager and directors.

The value of the Common Stock that was granted to the Manager and directors of the Company was the price at which the shares of Common Stock were sold to investors in the Company’s private placement.

Exhibits

98.	Please file copies of your legal and tax opinions or provide us with drafts of these opinions so that we have an opportunity to review them. Please also file the JER Fund III partnership and any other material agreements required to be filed under Item 601 of Item S-K.

We have supplementally provided the Staff with drafts of the Exhibit 5.1 opinion and Exhibit 8.1 opinion, which are attached hereto as Annex A and Annex B, respectively. We note that the Company is not a party to the JER Fund III partnership agreement (the “Partnership Agreement”) and we

Peggy Kim, Esq.

Division of Corporation Finance

Securities and Exchange Commission

therefore respectfully submit that the Partnership Agreement should not be an exhibit to the Registration Statement. Furthermore, the single relevant provision of the Partnership Agreement that restricts activities by J.E. Robert Company, Inc. and its affiliates, and which neither the Company nor the Manager is party to or bound by, has been summarized in the prospectus. Filing the Partnership Agreement may confuse investors because it relates to an entity in which the Company has no interest or investment and receives no return.

* * * *

Any questions or comments relating to the foregoing or the enclosed materials should be directed to the undersigned at (212) 735-3669.

Very truly yours,

/s/ Tymour Okasha
Tymour Okasha

cc:	Michael McTiernan, Esq.,
Division of Corporation Finance
Securities and Exchange Commission

Robert Telewicz,
Division of Corporation Finance
Securities and Exchange Commission

Cicely Luckey
Senior Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission

Daniel T. Ward,
Secretary
JER Investors Trust Inc.

Kari L. Doescher,
Chief Financial Officer
JER Investors Trust Inc.

David C. Wright,
Hunton & Williams LLP

David J. Goldschmidt

ANNEX A

6225 Smith Avenue

Baltimore, Maryland 21209-3600

main 410.580.3000 fax 410.580.3001

DRAFT

March     , 2005

JER INVESTORS TRUST INC.

Suite 1600

1650 Tysons Blvd.

McLean, Virginia 22102

Re:	Registration Statement on Form S-11 (Registration No. 333- )

Ladies and Gentlemen:

We serve as special Maryland counsel to JER Investors Trust Inc., a Maryland corporation (the “Company”), in connection with the registration under the Securities Act of 1933, as amended (the “Act”), of the sale and issuance of up to                      shares, including up to an additional                      shares which may issued to cover over-allotments (collectively, the “Shares”), of Common Stock, $.01 par value per share, of the Company (“Common Stock”), covered by the above-identified Registration Statement (the “Registration Statement”) filed by the Company with the Securities and Exchange Commission (the “Commission”). This opinion is being provided at your request in connection with the filing of the Registration Statement.

In connection with our representation of the Company, and as a basis for the opinion hereinafter set forth, we have examined originals, or copies certified or otherwise identified to our satisfaction, of the following documents (collectively, the “Documents”):

1. The Registration Statement and the related form of prospectus included therein in the form in which it was transmitted to the Commission under the Act;

2. The charter of the Company (the “Charter”), certified as of a recent date by the State Department of Assessments and Taxation of Maryland (the “SDAT”);

3. The Bylaws of the Company, certified as of the date hereof by its Secretary;

4. Resolutions (the “Resolutions”) adopted by the Board of Directors of the Company relating to (a) the registration, sale and issuance of the Shares and (b) the creation and delegation of authority to a Pricing Committee (the “Pricing Committee”) of the Board of Directors in connection therewith, certified as of the date hereof by the Secretary of the Company;

5. The form of certificate representing a share of Common Stock, certified as of the date hereof by the Secretary of the Company;

6. A certificate of the SDAT as to the good standing of the Company, dated as of the date hereof; and

7. A certificate (the “Officer’s Certificate”) executed by Daniel T. Ward, General Counsel and Secretary of the Company, dated as of the date hereof.

In expressing the opinion set forth below, we have assumed the following:

1. Each individual executing any of the Documents, whether on behalf of such individual or another person, is legally competent to do so.

2. Each individual executing any of the Documents on behalf of a party (other than the Company) is duly authorized to do so.

3. Each of the parties (other than the Company) executing any of the Documents has duly and validly executed and delivered each of the Documents to which such party is a signatory, and such party’s obligations set forth therein are legal, valid and binding.

4. All Documents submitted to us as originals are authentic. All Documents submitted to us as certified or photostatic copies conform to the original documents. All signatures on all such Documents are genuine. All public records reviewed or relied upon by us or on our behalf are true and complete. All statements and information contained in the Documents are true and complete. There has been no oral or written modification or amendment to the Documents, or waiver of any provision of the Documents, by action or omission of the parties or otherwise.

5. The Shares have not been issued or transferred in violation of any restriction or limitation on transfer or ownership of shares of Capital Stock (as defined in the Charter) contained in Article VII or Article VIII of the Charter.

6. Prior to the issuance of the Shares, the Pricing Committee will adopt resolutions satisfying the requirements of Sections 2-203 and 2-208 of the Maryland General Corporation Law.

Based upon the foregoing, and subject to the assumptions, limitations and qualifications stated herein, it is our opinion that:

1. The Company is a corporation duly incorporated and existing under and by virtue of the laws of the State of Maryland and is in good standing with the SDAT.

2. The Shares have been duly authorized and, when issued in accordance with the Resolutions and upon payment therefor in the manner contemplated by the Registration Statement and the issuance and delivery of stock certificates representing the Shares, are validly issued, fully paid and nonassessable.

The foregoing opinion is limited to the substantive laws of the State of Maryland and we do not express any opinion herein concerning any other law. We express no opinion as to compliance with the securities (or “blue sky”) laws of the State of Maryland. The opinion expressed herein is subject to the effect of judicial decisions which may permit the introduction of parol evidence to modify the terms or the interpretation of agreements.

We assume no obligation to supplement this opinion if any applicable law changes after the date hereof or if we become aware of any fact that might change the opinion expressed herein after the date hereof.

This opinion is being furnished to you for submission to the Commission as an exhibit to the Registration Statement.

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the use of the name of our firm therein under the heading “Legal Matters”. In giving this consent, we do not admit that we are within the category of persons whose consent is required by Section 7 of the Act.

Very truly yours,

ANNEX B

DRAFT

                         , 2005

JER Investors Trust Inc.

1650 Tysons Boulevard, Suite 1600

McLean, Virginia 22102

Re: Certain United States Federal Income Tax Matters

Ladies and Gentlemen:

You have requested our opinion concerning certain United States Federal income tax considerations in connection with the offering (the “Offering”) of shares of common stock, $.01 par value per share (the “Common Stock”), of JER Investors Trust Inc., a Maryland corporation (“JER”), pursuant to a registration statement on Form S-11 (No. 333-122802) filed with the Securities and Exchange Commission, as amended through the date hereof (the “Registration Statement”). We have acted as tax counsel to JER in connection with the Offering, and we have participated in the preparation of the Registration Statement.

In connection with this opinion, we have examined originals or copies, certified or otherwise identified to our satisfaction, of the Registration Statement and such other documentation and information provided to us by you as we have deemed necessary or appropriate as a basis for the opinion set forth herein. In addition, you have provided us with, and we are relying upon, a certificate containing certain factual representations and covenants of officers of JER (the “Officers’ Certificate”) relating to, among other things, the actual and proposed operations of JER and the entities in which it holds, or has held, a direct or indirect interest (collectively, the “Company”). For purposes of our opinion, we have not made an independent investigation of the facts, representations and covenants set forth in the Officers’ Certificate, the Registration Statement, or in any other document. In particular, we note that the Company may engage in transactions in connection with which we do not provide legal advice, and will not review, and of which we may be unaware. We have, consequently, assumed and relied on the your representation that the information presented in the Officers’ Certificate, the Registration Statement, and other documents, or otherwise furnished to us, accurately and completely describes all material facts relevant to our opinion. We have assumed that such statements, representations and covenants are true without regard to any qualification as to knowledge or belief. Our opinion is conditioned on the continuing accuracy and completeness of such statements, representations and covenants. We are not aware of any factors inconsistent with such statements, representations and covenants. Any material change or inaccuracy in the facts referred to, set forth, or assumed herein or in the Officers’ Certificate may affect our conclusions set forth herein.

In our review of certain documents in connection with our opinion as expressed below, we have assumed the legal capacity of all natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies, and the authenticity of the originals of such copies. Where documents have been provided to us in draft form, we have assumed that the final executed versions of such documents will not differ materially from such drafts.

Our opinion is also based on the correctness of the following assumptions: (i) JER will elect to be taxed as a real estate investment trust (“REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”), with the filing of its 2004 tax return, (ii) JER and each of the entities comprising the Company has been and will continue to be operated in accordance with the laws of the jurisdiction in which it was formed and in the manner described in the relevant organizational documents, (iii) there will be no changes in the applicable laws of the State of Maryland or of any other jurisdiction under the laws of which any of the entities comprising the Company have been formed, and (iv) each of the written agreements to which the Company is a party has been and will be implemented, construed and enforced in accordance with its terms.

In rendering our opinion, we have considered and relied upon the Code, the regulations promulgated thereunder (“Regulations”), administrative rulings and other Treasury interpretations of the Code and the Regulations by the courts and the Internal Revenue Service (“IRS”), all as they exist at the date hereof. It should be noted that the Code, Regulations, judicial decisions, and administrative interpretations are subject to change at any time and, in some circumstances, with retroactive effect. A material change that is made after the date hereof in any of the foregoing bases for our opinion could affect our conclusions set forth herein. In this regard, an opinion of counsel with respect to an issue represents counsel’s best judgment as to the outcome on the merits with respect to such issue, is not binding on the IRS or the courts, and is not a guarantee that the IRS will not assert a contrary position with respect to such issue or that a court will not sustain such a position if asserted by the IRS.

We express no opinion as to the laws of any jurisdiction other than the Federal laws of the United States of America to the extent specifically referred to herein.

Based on the foregoing, we are of the opinion that:

1. Commencing with JER’s initial taxable year that ended on December 31, 2004, JER was organized in conformity with the requirements for qualification as a REIT under the Code, and its actual method of operation through the date of this letter has enabled, and its proposed method of operation will enable it to meet the requirements for qualification and taxation as a REIT under the Code. As noted in the Registration Statement, JER’s qualification and taxation as a REIT depend upon its ability to meet, through actual operating results, certain requirements including requirements relating to distribution levels and diversity of stock ownership, and the various qualification tests imposed under the Code, the results of which are not reviewed by us. Accordingly, no assurance can be given that the actual results of JER’s operation for any one taxable year satisfy the requirements for taxation as a REIT under the Code.

2. Although the discussion set forth in the Registration Statement under the heading “Federal Income Tax Considerations” does not purport to discuss all possible United States Federal income tax consequences of the ownership and disposition of Common Stock of JER, such discussion, though general in nature, constitutes, in all material respects, a fair and accurate summary under current law of the material United States Federal income tax consequences of the ownership and disposition of Common Stock of JER, subject to the qualifications set forth therein.

We express no opinion on any issue relating to JER or any investment therein, other than as expressly stated above.

This opinion has been prepared for you in connection with the Offering. It may not be relied upon by anyone else without our prior written consent. We consent to the filing of this opinion as an exhibit to the Registration

Statement and to the reference to Skadden, Arps, Slate, Meagher & Flom LLP under the captions “Federal Income Tax Considerations” and “Legal Matters” in the Registration Statement. In giving this consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Commission. This opinion is expressed as of the date hereof, and we disclaim any undertaking to advise you of any subsequent changes in the matters stated, represented, or assumed herein, or of any subsequent changes in applicable law.

Very truly yours,